Equipment, Net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Depreciation expense	$ 30,741,332	$ 28,787,221	$ 28,270,063
Depreciation expense, discontinued operations	$ 2,981	$ 61,548	$ 355,004